BALANCE SHEET (FY) (Parenthetical) - $ / shares	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
LIABILITIES AND SHAREHOLDER'S DEFICIT
Common stock, possible redemption (in shares)		17,250,000	17,250,000	3,111,956
Common stock, possible redemption price (in dollars per share)	$ 10.00
Shareholder's Deficit
Preference shares, par value (in dollars per share)	$ 0.0001			$ 0.0001
Preference shares, shares authorized (in shares)	1,000,000			1,000,000
Preference shares, shares issued (in shares)	0			0
Preference shares, shares outstanding (in shares)	0			0
Class A Ordinary Shares [Member]
LIABILITIES AND SHAREHOLDER'S DEFICIT
Common stock, possible redemption (in shares)	17,250,000			17,250,000
Common stock, possible redemption price (in dollars per share)	$ 10.15			$ 10.15
Shareholder's Deficit
Ordinary shares, par value (in dollars per share)	$ 0.0001			$ 0.0001
Ordinary shares, shares authorized (in shares)	500,000,000			500,000,000
Ordinary shares, shares issued (in shares)	0			0
Ordinary shares, shares outstanding (in shares)	0			0
Class B Ordinary Shares [Member]
Shareholder's Deficit
Ordinary shares, par value (in dollars per share)	$ 0.0001			$ 0.0001
Ordinary shares, shares authorized (in shares)	50,000,000			50,000,000
Ordinary shares, shares issued (in shares)	4,312,500			4,312,500
Ordinary shares, shares outstanding (in shares)	4,312,500			4,312,500